Inventories	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories

Note 16 – Inventories

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Finished products	50,498	56,348	16,237
Inventory in transit	9,969	6,167	3,206
Less – Provision of slow-moving inventory	(939)	(3,001)	(302)
	59,528	59,514	19,141

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.